STOCKHOLDERS' EQUITY (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant May 152018 [Member]
Debt Instrument, Issuance Date		May 15, 2018
Debt Instrument, Maturity Date		May 15, 2018
Debt Conversion, Converted Instrument, Expiration or Due Date		May 15, 2018
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding		2,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price		$ 0.01
Warrant May 102019 [Member]
Debt Instrument, Issuance Date	May 10, 2019	May 10, 2019
Debt Instrument, Maturity Date	May 10, 2019	May 10, 2019
Debt Conversion, Converted Instrument, Expiration or Due Date	May 10, 2022	May 10, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	5,000,000	5,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01	$ 0.01
Warrant Jan 212019 [Member]
Debt Instrument, Issuance Date	Jan. 21, 2019	Jan. 21, 2019
Debt Instrument, Maturity Date	Jan. 21, 2019	Jan. 21, 2019
Debt Conversion, Converted Instrument, Expiration or Due Date	Jan. 21, 2024	Jan. 21, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	3,750,000	3,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01	$ 0.01
Warrant Dec 312020 [Member]
Debt Instrument, Issuance Date	Dec. 31, 2020	Dec. 31, 2020
Debt Instrument, Maturity Date	Dec. 31, 2020	Dec. 31, 2020
Debt Conversion, Converted Instrument, Expiration or Due Date	Dec. 31, 2023	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	12,000,000	12,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01	$ 0.01
Warrant Aug 192019 [Member]
Debt Instrument, Issuance Date	Aug. 19, 2019	Aug. 19, 2019
Debt Instrument, Maturity Date	Aug. 19, 2019	Aug. 19, 2019
Debt Conversion, Converted Instrument, Expiration or Due Date	Aug. 19, 2024	Aug. 19, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	2,500,000	2,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.01	$ 0.01
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	78,346,875	25,250,000